Summary of Significant Accounting Policies (Details 3)	12 Months Ended
Mar. 31, 2024
Computer Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years
Computer Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	6 years
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	10 years
Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	8 years
Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	10 years
Internal Use Software [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	Shorter of lease term or estimated useful life